Share-based payments - Additional Information (Details)				3 Months Ended	12 Months Ended
	Jun. 25, 2025 shares	Aug. 23, 2024 shares	Jan. 01, 2021 $ / shares	Sep. 30, 2025 shares	Dec. 31, 2025 director	Dec. 31, 2025 shares director	Dec. 31, 2025 Options director	Dec. 31, 2025 employee director	Dec. 31, 2025 director	Dec. 31, 2025 item director	Dec. 31, 2024 Options shares employee item	Dec. 31, 2023 shares Options employee director item
Share-based payments
Number of employees left | employee												2
Modification of complex options
Share-based payments
Number Of employee exercise option | employee								1				1
Number of share options exercised in share based payment arrangement						14,715
Option term					10 years
Equity value (Percentage)									100.00%
Strike (exercise) price, US$ | $ / shares			$ 0
Number of tranches exercised | item										1
Modification of complex options | Share-based payment arrangement, Tranche One | Employee
Share-based payments
Number of tranches exercised | item												2
ESOP options
Share-based payments
Number Of employee exercise option | employee								1
Number of Directors | director					1	1	1	1	1	1
Number of share options exercised in share based payment arrangement						7,933	24,758				7,933	19,909
Number of share options forfeited in share-based payment arrangement						25,000					25,000	20,000
Granted during the period (units) | Options							15,663				22,620	4,546
ESOP options | Director
Share-based payments
Number of Directors | director												1
Number of share options exercised in share based payment arrangement						24,758
Granted during the period (units)	15,663	22,620
ESOP options | Employee
Share-based payments
Number of share options exercised in share based payment arrangement				12,154		0						0
ESOP options | Share-based payment arrangement, Tranche One
Share-based payments
Number Of employee exercise option | employee												11
Number of share options exercised in share based payment arrangement												19,909
Number of share options forfeited in share-based payment arrangement												20,000
Modified complex options
Share-based payments
Number Of employee exercise option | employee											1
Number of share options exercised in share based payment arrangement											14,715	22,073
Number of share options forfeited in share-based payment arrangement												183,942
Number of tranches exercised | item											1
Complex vesting conditional upon listing
Share-based payments
Number of share options exercised in share based payment arrangement | Options												2,000
Performance Based Options
Share-based payments
Number of share options exercised in share based payment arrangement												22,073
Number of tranches exercised | item												2
Cancelled												58,861
Class B share-based payments
Share-based payments
Number of share options forfeited in share-based payment arrangement | Options												183,942